Shareholders' Equity (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Retained Earnings Adjustments [Line Items]
PRC statutory reserve funds	$ 44,592	277,812	249,880
Unreserved retained earnings	3,813,808	23,760,407	13,354,454
Total retained earnings	$ 3,858,400	24,038,219	13,604,334